Trade Receivables – Net - Schedule of Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 283,557	$ 226,432
Provisions	87,127	96,343
Cancellation	0	0
Account recoveries	(1,828)	(20,236)
Translations effects	109,308	(18,982)
Balance at end of year	$ 478,164	$ 283,557